Sources of finance - Analysis of Future Anticipated Cash Flows Related to Debt (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (5,639.4)	£ (5,969.7)	£ (5,798.1)
Effect of discounting/financing rates	918.1	998.9	1,014.1
Debt financing	(4,721.3)	(4,970.8)	(4,784.0)
Borrowings | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(711.3)	(791.6)	(326.8)
Borrowings | Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(534.6)	(724.3)	(745.4)
Borrowings | Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(746.2)	(524.2)	(646.5)
Borrowings | Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(726.2)	(740.3)	(492.8)
Borrowings | Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(704.1)	(719.9)	(698.0)
Borrowings | Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(1,858.8)	(1,963.7)	(2,546.3)
Borrowings | Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(5,281.2)	(5,464.0)	(5,455.8)
Bank overdrafts | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (358.2)	£ (505.7)	£ (342.3)